Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Core Bond Fund

November 30, 2020

ZCD-QTLY-0121
1.9881605.103

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
4.1% 2/15/28	$16,000	$18,820
4.45% 4/1/24	3,000	3,358
4.5% 3/9/48	150,000	182,798
5.15% 11/15/46	50,000	65,560
6.2% 3/15/40	40,000	55,756
6.3% 1/15/38	50,000	71,500
Verizon Communications, Inc.:
2.987% 10/30/56 (a)	53,000	56,058
3% 3/22/27	13,000	14,435
4.862% 8/21/46	57,000	78,326
5.012% 4/15/49	4,000	5,664
		552,275
Entertainment - 0.3%
The Walt Disney Co.:
3.8% 3/22/30	100,000	118,783
4.7% 3/23/50	74,000	103,203
		221,986
Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	45,000	52,089
5.375% 5/1/47	55,000	69,730
5.75% 4/1/48	100,000	132,430
Comcast Corp.:
3.9% 3/1/38	6,000	7,381
4.65% 7/15/42	14,000	18,938
6.45% 3/15/37	15,000	23,012
Discovery Communications LLC:
3.625% 5/15/30	30,000	34,195
4.65% 5/15/50	81,000	99,402
Fox Corp.:
3.666% 1/25/22	4,000	4,150
4.03% 1/25/24	6,000	6,615
4.709% 1/25/29	9,000	10,882
5.476% 1/25/39	9,000	12,515
5.576% 1/25/49	6,000	8,767
Time Warner Cable, Inc.:
4% 9/1/21	80,000	81,298
5.875% 11/15/40	100,000	129,442
7.3% 7/1/38	120,000	176,039
		866,885
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	60,000	67,926
3.875% 4/15/30 (a)	100,000	114,689
4.375% 4/15/40 (a)	13,000	15,877
4.5% 4/15/50 (a)	26,000	32,488
		230,980

TOTAL COMMUNICATION SERVICES		1,872,126

CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.8%
General Motors Financial Co., Inc. 4.375% 9/25/21	200,000	205,720
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	200,000	206,524
3.125% 5/12/23 (a)	200,000	211,287
		623,531
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	17,000	19,442
3.6% 7/1/30	20,000	23,457
4.2% 4/1/50	10,000	12,791
		55,690
Leisure Products - 0.0%
Hasbro, Inc.:
2.6% 11/19/22	15,000	15,528
3% 11/19/24	34,000	36,616
		52,144
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	7,000	8,415
AutoZone, Inc.:
3.625% 4/15/25	12,000	13,366
4% 4/15/30	55,000	64,728
Lowe's Companies, Inc. 4.5% 4/15/30	39,000	48,200
O'Reilly Automotive, Inc. 4.2% 4/1/30	12,000	14,397
TJX Companies, Inc.:
3.75% 4/15/27	44,000	50,945
3.875% 4/15/30	85,000	101,760
		301,811

TOTAL CONSUMER DISCRETIONARY		1,033,176

CONSUMER STAPLES - 2.4%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	125,000	155,343
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	100,000	115,517
4.35% 6/1/40	35,000	43,371
4.5% 6/1/50	100,000	125,232
4.6% 6/1/60	38,000	48,544
4.75% 4/15/58	27,000	35,612
5.45% 1/23/39	20,000	27,244
5.55% 1/23/49	204,000	292,832
5.8% 1/23/59 (Reg. S)	34,000	51,886
The Coca-Cola Co.:
3.375% 3/25/27	63,000	72,318
3.45% 3/25/30	35,000	41,239
		1,009,138
Food & Staples Retailing - 0.2%
Sysco Corp.:
5.65% 4/1/25	28,000	33,369
5.95% 4/1/30	30,000	39,611
6.6% 4/1/40	30,000	44,273
6.6% 4/1/50	30,000	46,522
		163,775
Food Products - 0.1%
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (a)	70,000	80,150
Tobacco - 0.8%
Altria Group, Inc.:
3.875% 9/16/46	30,000	32,291
4.25% 8/9/42	27,000	30,411
4.5% 5/2/43	80,000	91,969
4.8% 2/14/29	216,000	258,573
BAT Capital Corp. 4.906% 4/2/30	100,000	120,167
Reynolds American, Inc. 7.25% 6/15/37	75,000	103,199
		636,610

TOTAL CONSUMER STAPLES		1,889,673

ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	28,000	31,138
8.125% 9/15/30	26,000	29,957
Amerada Hess Corp. 7.125% 3/15/33	100,000	126,182
Canadian Natural Resources Ltd.:
3.9% 2/1/25	25,000	27,277
5.85% 2/1/35	25,000	30,488
Cenovus Energy, Inc. 4.25% 4/15/27	24,000	25,579
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	28,764
5.8% 6/1/45	10,000	13,475
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	105,000	84,000
DCP Midstream Operating LP 3.875% 3/15/23	20,000	20,500
Enbridge, Inc.:
4% 10/1/23	20,000	21,666
4.25% 12/1/26	25,000	28,935
Encana Corp.:
5.15% 11/15/41	148,000	137,225
6.625% 8/15/37	15,000	15,846
Energy Transfer Partners LP:
3.75% 5/15/30	22,000	22,815
4.2% 9/15/23	6,000	6,388
4.25% 3/15/23	7,000	7,368
4.95% 6/15/28	172,000	192,324
5% 5/15/50	49,000	51,974
5.8% 6/15/38	12,000	13,258
6% 6/15/48	8,000	8,994
Exxon Mobil Corp. 3.482% 3/19/30	160,000	184,990
Hess Corp. 4.3% 4/1/27	8,000	8,638
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	10,000	10,529
6.55% 9/15/40	65,000	86,298
Kinder Morgan, Inc. 5.55% 6/1/45	12,000	15,173
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	35,398
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3418% 9/9/22 (b)(c)	18,000	18,003
4.5% 7/15/23	10,000	10,840
4.8% 2/15/29	6,000	7,058
4.875% 12/1/24	14,000	15,883
5.5% 2/15/49	17,000	21,132
Occidental Petroleum Corp.:
2.7% 8/15/22	11,000	10,838
2.9% 8/15/24	35,000	32,638
3.2% 8/15/26	5,000	4,404
3.5% 8/15/29	104,000	91,000
4.3% 8/15/39	2,000	1,650
4.4% 8/15/49	92,000	74,750
5.55% 3/15/26	50,000	49,921
6.2% 3/15/40	10,000	9,550
6.6% 3/15/46	36,000	35,190
7.5% 5/1/31	40,000	42,050
Petrobras Global Finance BV:
5.093% 1/15/30	53,000	58,228
6.9% 3/19/49	125,000	150,856
7.25% 3/17/44	110,000	136,366
Petroleos Mexicanos:
5.95% 1/28/31	130,000	120,831
6.35% 2/12/48	246,000	206,063
6.49% 1/23/27	20,000	20,000
6.5% 3/13/27	20,000	19,969
6.75% 9/21/47	210,000	180,810
6.84% 1/23/30	378,000	368,947
6.95% 1/28/60	88,000	75,460
7.69% 1/23/50	15,000	13,804
Phillips 66 Co.:
3.7% 4/6/23	4,000	4,280
3.85% 4/9/25	5,000	5,593
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	200,000	205,002
3.6% 11/1/24	10,000	10,440
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	10,000	10,475
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	68,000	79,337
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	51,000	54,312
The Williams Companies, Inc.:
3.5% 11/15/30	74,000	81,929
4.55% 6/24/24	70,000	78,635
5.75% 6/24/44	35,000	43,986
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	10,000	11,004
3.95% 5/15/50 (a)	33,000	36,472
Valero Energy Corp.:
2.7% 4/15/23	15,000	15,593
2.85% 4/15/25	9,000	9,452
Western Gas Partners LP:
4.65% 7/1/26	35,000	35,801
4.75% 8/15/28	6,000	6,210
Williams Partners LP 4.3% 3/4/24	100,000	109,736
		3,839,677
FINANCIALS - 14.6%
Banks - 5.2%
Bank of America Corp.:
3.004% 12/20/23 (b)	114,000	119,762
3.5% 4/19/26	160,000	181,449
3.705% 4/24/28 (b)	29,000	33,073
3.974% 2/7/30 (b)	325,000	381,038
Barclays PLC:
2.852% 5/7/26 (b)	200,000	212,300
4.375% 1/12/26	200,000	228,296
BNP Paribas SA 2.219% 6/9/26 (a)(b)	200,000	208,409
CIT Group, Inc. 3.929% 6/19/24 (b)	10,000	10,551
Citigroup, Inc.:
3.142% 1/24/23 (b)	23,000	23,690
3.352% 4/24/25 (b)	36,000	39,019
4.3% 11/20/26	9,000	10,414
4.4% 6/10/25	81,000	92,763
4.412% 3/31/31 (b)	108,000	130,292
4.45% 9/29/27	393,000	460,880
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	37,000	40,254
3.797% 7/23/24 (b)	35,000	37,916
4.452% 12/5/29 (b)	300,000	363,881
4.493% 3/24/31 (b)	100,000	122,592
NatWest Markets PLC 2.375% 5/21/23 (a)	200,000	208,066
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	40,000	43,187
5.125% 5/28/24	165,000	184,127
6% 12/19/23	175,000	198,773
6.1% 6/10/23	150,000	167,681
6.125% 12/15/22	80,000	87,914
Wells Fargo & Co.:
2.406% 10/30/25 (b)	46,000	48,438
4.478% 4/4/31 (b)	149,000	181,437
5.013% 4/4/51 (b)	214,000	304,847
Westpac Banking Corp. 4.11% 7/24/34 (b)	27,000	30,655
		4,151,704
Capital Markets - 4.1%
Affiliated Managers Group, Inc. 4.25% 2/15/24	22,000	24,204
Ares Capital Corp.:
3.875% 1/15/26	112,000	117,674
4.2% 6/10/24	63,000	67,014
Credit Suisse Group AG:
2.193% 6/5/26 (a)(b)	250,000	260,677
3.8% 6/9/23	250,000	269,058
Deutsche Bank AG New York Branch:
3.15% 1/22/21	100,000	100,306
4.1% 1/13/26	100,000	110,118
5% 2/14/22	48,000	50,184
5.882% 7/8/31 (b)	250,000	287,794
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	173,729
3.2% 2/23/23	35,000	37,053
3.691% 6/5/28 (b)	170,000	194,436
3.75% 5/22/25	50,000	55,971
3.8% 3/15/30	180,000	210,441
3.814% 4/23/29 (b)	75,000	86,574
6.75% 10/1/37	113,000	172,937
Moody's Corp.:
3.25% 1/15/28	10,000	11,315
3.75% 3/24/25	52,000	58,428
4.875% 2/15/24	9,000	10,141
Morgan Stanley:
3.125% 7/27/26	271,000	302,643
3.622% 4/1/31 (b)	102,000	118,661
3.737% 4/24/24 (b)	115,000	123,636
4.431% 1/23/30 (b)	197,000	239,944
5% 11/24/25	35,000	41,713
5.75% 1/25/21	150,000	151,187
State Street Corp. 2.825% 3/30/23 (b)	7,000	7,231
		3,283,069
Consumer Finance - 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	150,000	153,490
4.45% 4/3/26	150,000	161,434
6.5% 7/15/25	150,000	173,376
Ally Financial, Inc.:
1.45% 10/2/23	21,000	21,406
3.05% 6/5/23	80,000	84,350
5.125% 9/30/24	21,000	24,085
5.8% 5/1/25	49,000	58,124
8% 11/1/31	23,000	32,946
Capital One Financial Corp.:
2.6% 5/11/23	64,000	67,093
3.65% 5/11/27	116,000	131,742
3.8% 1/31/28	22,000	25,268
Discover Financial Services:
3.95% 11/6/24	80,000	88,658
4.1% 2/9/27	76,000	86,591
4.5% 1/30/26	74,000	85,013
Ford Motor Credit Co. LLC:
4.063% 11/1/24	200,000	208,000
5.584% 3/18/24	200,000	214,750
Synchrony Financial:
2.85% 7/25/22	11,000	11,362
3.95% 12/1/27	217,000	240,661
4.375% 3/19/24	13,000	14,286
5.15% 3/19/29	50,000	59,850
Toyota Motor Credit Corp. 2.9% 3/30/23	79,000	83,584
		2,026,069
Diversified Financial Services - 0.8%
Brixmor Operating Partnership LP:
3.25% 9/15/23	35,000	36,670
3.85% 2/1/25	85,000	92,021
4.05% 7/1/30	44,000	49,643
4.125% 5/15/29	37,000	42,161
Equitable Holdings, Inc. 3.9% 4/20/23	6,000	6,475
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	145,000	154,800
Pine Street Trust I 4.572% 2/15/29 (a)	100,000	118,244
Pine Street Trust II 5.568% 2/15/49 (a)	100,000	127,653
Voya Financial, Inc. 3.125% 7/15/24	12,000	12,944
		640,611
Insurance - 1.9%
AIA Group Ltd.:
3.2% 9/16/40 (a)	200,000	213,464
3.375% 4/7/30 (a)	200,000	223,911
American International Group, Inc.:
2.5% 6/30/25	100,000	107,390
3.4% 6/30/30	100,000	113,990
Five Corners Funding Trust II 2.85% 5/15/30 (a)	100,000	110,091
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	20,000	24,426
Metropolitan Life Global Funding I U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.58% 5/28/21 (a)(b)(c)	195,000	195,326
Pacific LifeCorp 5.125% 1/30/43 (a)	50,000	60,387
Pricoa Global Funding I 5.375% 5/15/45 (b)	45,000	49,146
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	90,209
Unum Group:
3.875% 11/5/25	175,000	191,949
4% 6/15/29	31,000	35,323
4.5% 3/15/25	60,000	66,858
		1,482,470

TOTAL FINANCIALS		11,583,923

HEALTH CARE - 1.1%
Biotechnology - 0.0%
AbbVie, Inc. 3.45% 3/15/22	40,000	41,350
Health Care Providers & Services - 0.7%
Centene Corp.:
3.375% 2/15/30	35,000	36,684
4.25% 12/15/27	35,000	37,253
4.625% 12/15/29	55,000	60,302
4.75% 1/15/25	30,000	30,922
Cigna Corp.:
4.375% 10/15/28	133,000	159,823
4.8% 8/15/38	21,000	27,369
4.9% 12/15/48	21,000	28,933
CVS Health Corp.:
3% 8/15/26	5,000	5,507
3.625% 4/1/27	18,000	20,441
4.1% 3/25/25	15,000	16,987
4.78% 3/25/38	29,000	36,756
Toledo Hospital:
5.325% 11/15/28	12,000	13,930
6.015% 11/15/48	51,000	60,884
		535,791
Pharmaceuticals - 0.4%
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	5,000	5,126
5.272% 8/28/23 (b)	18,000	19,556
5.9% 8/28/28 (b)	7,000	8,217
Mylan NV 4.55% 4/15/28	20,000	23,714
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	15,000	15,221
Utah Acquisition Sub, Inc.:
3.15% 6/15/21	50,000	50,621
3.95% 6/15/26	20,000	22,819
Viatris, Inc.:
1.125% 6/22/22 (a)	27,000	27,241
1.65% 6/22/25 (a)	9,000	9,269
2.7% 6/22/30 (a)	44,000	46,661
3.85% 6/22/40 (a)	19,000	21,402
4% 6/22/50 (a)	33,000	37,594
		287,441

TOTAL HEALTH CARE		864,582

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	40,000	44,551
The Boeing Co.:
5.04% 5/1/27	31,000	35,508
5.15% 5/1/30	31,000	36,391
5.705% 5/1/40	30,000	37,870
5.93% 5/1/60	30,000	40,754
		195,074
Road & Rail - 0.1%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	30,000	29,472
3.95% 7/1/24 (a)	13,000	13,359
4.25% 4/15/26 (a)	10,000	10,392
4.375% 5/1/26 (a)	10,000	10,325
		63,548
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	10,000	10,246
3.375% 7/1/25	56,000	59,061
3.875% 7/3/23	38,000	40,237
4.25% 2/1/24	29,000	31,197
International Lease Finance Corp. 5.875% 8/15/22	100,000	107,676
		248,417

TOTAL INDUSTRIALS		507,039

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	100,000	110,641
5.85% 7/15/25 (a)	13,000	15,469
6.02% 6/15/26 (a)	25,000	30,348
6.1% 7/15/27 (a)	23,000	28,184
6.2% 7/15/30 (a)	20,000	25,402
		210,044
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 2.497% 4/24/23	61,000	63,700
Software - 0.2%
Oracle Corp.:
2.8% 4/1/27	69,000	75,926
3.6% 4/1/40	70,000	81,683
		157,609

TOTAL INFORMATION TECHNOLOGY		431,353

MATERIALS - 0.1%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (a)	59,000	69,189
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	42,000	53,017
Boston Properties, Inc.:
3.25% 1/30/31	34,000	37,008
4.5% 12/1/28	19,000	22,648
Corporate Office Properties LP:
2.25% 3/15/26	15,000	15,333
5.25% 2/15/24	157,000	173,082
Duke Realty LP 3.625% 4/15/23	50,000	53,040
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	10,000	10,865
3.5% 8/1/26	10,000	11,277
Healthpeak Properties, Inc.:
3.25% 7/15/26	4,000	4,459
3.5% 7/15/29	5,000	5,653
Hudson Pacific Properties LP 4.65% 4/1/29	54,000	62,317
Lexington Corporate Properties Trust 2.7% 9/15/30	7,000	7,241
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	32,000	32,206
3.625% 10/1/29	154,000	159,252
4.375% 8/1/23	165,000	177,722
4.5% 1/15/25	6,000	6,500
4.75% 1/15/28	59,000	66,021
Realty Income Corp. 3.25% 1/15/31	9,000	10,185
Retail Properties America, Inc. 4.75% 9/15/30	3,000	3,027
Simon Property Group LP 2.45% 9/13/29	14,000	14,314
Store Capital Corp.:
2.75% 11/18/30	19,000	19,179
4.625% 3/15/29	9,000	10,285
Ventas Realty LP:
3% 1/15/30	59,000	62,707
3.5% 2/1/25	65,000	71,657
4% 3/1/28	11,000	12,436
4.75% 11/15/30	100,000	121,139
VEREIT Operating Partnership LP:
2.2% 6/15/28	8,000	8,047
2.85% 12/15/32	9,000	9,217
3.4% 1/15/28	14,000	15,150
WP Carey, Inc.:
4% 2/1/25	28,000	30,852
4.6% 4/1/24	50,000	55,414
		1,341,250
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	103,000	106,569
3.95% 11/15/27	24,000	25,078
4.1% 10/1/24	6,000	6,313
4.55% 10/1/29	10,000	10,871
Mack-Cali Realty LP 3.15% 5/15/23	50,000	49,637
Tanger Properties LP 3.875% 12/1/23	140,000	142,512
		340,980

TOTAL REAL ESTATE		1,682,230

UTILITIES - 1.3%
Electric Utilities - 0.8%
Cleco Corporate Holdings LLC 3.375% 9/15/29	226,000	231,304
Duke Energy Corp. 2.45% 6/1/30	24,000	25,541
Duquesne Light Holdings, Inc. 2.532% 10/1/30 (a)	13,000	13,277
Edison International 5.75% 6/15/27	100,000	117,046
Entergy Corp. 2.8% 6/15/30	25,000	27,177
Exelon Corp.:
4.05% 4/15/30	18,000	21,343
4.7% 4/15/50	8,000	10,798
FirstEnergy Corp.:
4.25% 3/15/23	45,000	47,483
7.375% 11/15/31	77,000	105,044
IPALCO Enterprises, Inc. 3.7% 9/1/24	10,000	10,872
		609,885
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.:
3.3% 7/15/25 (a)	75,000	81,807
3.95% 7/15/30 (a)	66,000	74,836
		156,643
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co. 4.05% 4/15/25 (a)	126,000	143,050
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	8,000	9,223
NiSource, Inc. 2.95% 9/1/29	65,000	71,421
Puget Energy, Inc. 4.1% 6/15/30 (a)	29,000	32,823
		256,517

TOTAL UTILITIES		1,023,045

TOTAL NONCONVERTIBLE BONDS
(Cost $22,527,358)		24,796,013

U.S. Government and Government Agency Obligations - 26.5%
U.S. Treasury Inflation-Protected Obligations - 5.9%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50	$150,000	$180,255
0.875% 2/15/47	250,000	360,742
1% 2/15/49	196,500	285,146
U.S. Treasury Inflation-Indexed Notes:
0.125% 10/15/24	720,000	773,877
0.125% 1/15/30	100,000	111,483
0.125% 7/15/30	250,000	281,203
0.25% 7/15/29	495,000	561,778
0.375% 1/15/27	355,000	420,697
0.375% 7/15/27	420,000	495,924
0.625% 1/15/26	140,000	168,748
0.75% 7/15/28	200,000	238,200
0.875% 1/15/29	653,200	781,350

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		4,659,403

U.S. Treasury Obligations - 20.6%
U.S. Treasury Bonds:
1.375% 8/15/50	1,512,000	1,436,636
1.625% 11/15/50	2,136,000	2,158,346
2.875% 5/15/49	894,000	1,170,238
3% 2/15/47	703,000	930,761
U.S. Treasury Notes:
0.125% 8/15/23	127,000	126,826
0.25% 7/31/25	1,357,000	1,351,487
0.25% 9/30/25	1,100,000	1,094,586
0.25% 10/31/25	500,000	497,383
0.375% 11/30/25	1,940,000	1,941,061
0.5% 10/31/27	1,532,000	1,520,031
0.625% 11/30/27	1,107,000	1,107,346
1.75% 12/31/24	880,000	932,216
2.375% 4/30/26	608,000	671,579
2.5% 2/28/26	731,000	810,696
2.75% 2/28/25	582,000	642,155

TOTAL U.S. TREASURY OBLIGATIONS		16,391,347

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $20,256,547)		21,050,750

U.S. Government Agency - Mortgage Securities - 8.4%
Fannie Mae - 0.0%
4.5% 1/1/49 (d)	8,993	9,744
Ginnie Mae - 1.5%
2% 12/1/50 (e)	100,000	104,604
2.5% 12/1/50 (e)	50,000	52,665
2.5% 12/1/50 (e)	50,000	52,665
2.5% 12/1/50 (e)	50,000	52,665
2.5% 12/1/50 (e)	50,000	52,665
2.5% 1/1/51 (e)	50,000	52,550
2.5% 1/1/51 (e)	50,000	52,550
2.5% 1/1/51 (e)	50,000	52,550
3% 1/20/50 to 8/20/50 (f)	95,767	100,418
3% 12/1/50 (e)	250,000	260,917
3% 12/1/50 (e)	50,000	52,183
3% 12/1/50 (e)	50,000	52,183
3% 12/1/50 (e)	100,000	104,367
3% 1/1/51 (e)	100,000	104,406

TOTAL GINNIE MAE		1,147,388

Uniform Mortgage Backed Securities - 6.9%
2% 12/1/35 (e)	100,000	104,103
2% 12/1/35 (e)	100,000	104,103
2% 12/1/35 (e)	150,000	156,154
2% 12/1/35 (e)	100,000	104,103
2% 1/1/36 (e)	100,000	103,974
2% 1/1/36 (e)	250,000	259,935
2% 12/1/50 (e)	50,000	51,939
2% 12/1/50 (e)	50,000	51,939
2% 12/1/50 (e)	100,000	103,877
2% 12/1/50 (e)	50,000	51,939
2% 12/1/50 (e)	50,000	51,939
2% 12/1/50 (e)	100,000	103,877
2% 12/1/50 (e)	100,000	103,877
2.5% 12/1/35 (e)	50,000	51,977
2.5% 12/1/35 (e)	50,000	51,977
2.5% 12/1/50 (e)	100,000	104,773
2.5% 12/1/50 (e)	100,000	104,773
2.5% 12/1/50 (e)	100,000	104,773
2.5% 12/1/50 (e)	100,000	104,773
3% 12/1/50 (e)	100,000	104,469
3% 12/1/50 (e)	200,000	208,938
3% 12/1/50 (e)	450,000	470,110
3% 12/1/50 (e)	100,000	104,469
3% 1/1/51 (e)	100,000	104,531
3% 1/1/51 (e)	100,000	104,531
3% 1/1/51 (e)	150,000	156,797
3.5% 12/1/50 (e)	975,000	1,028,397
3.5% 12/1/50 (e)	50,000	52,738
3.5% 12/1/50 (e)	50,000	52,738
3.5% 1/1/51 (e)	1,075,000	1,134,965
4% 12/1/50 (e)	50,000	53,350
4% 12/1/50 (e)	50,000	53,350

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		5,504,188

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $6,653,811)		6,661,320

Asset-Backed Securities - 5.0%
AASET Trust Series 2019-1 Class A, 3.844% 5/15/39 (a)	$26,441	$24,843
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.9369% 4/15/31 (a)(b)(c)	250,000	250,463
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5478% 1/17/33 (a)(b)(c)	253,000	252,855
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2269% 4/15/29 (a)(b)(c)	250,000	247,918
Cedar Funding Ltd. Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.596% 5/29/32 (a)(b)(c)	250,000	249,875
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.9194% 7/20/31 (a)(b)(c)	100,000	100,375
Consumer Loan Underlying Bond Credit Trust Series 2019-P1 Class A, 2.94% 7/15/26 (a)	26,378	26,561
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	48,625	49,919
Class A2II, 4.03% 11/20/47 (a)	48,625	51,684
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.5469% 7/15/32 (a)(b)(c)	260,000	259,771
Dryden Senior Loan Fund Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.6101% 5/15/32 (a)(b)(c)	250,000	249,756
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5483% 11/20/33 (a)(b)(c)	100,000	99,999
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.21% 1/15/33 (a)(b)(c)	250,000	250,000
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.9184% 7/15/31 (a)(b)(c)	250,000	250,430
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	69,162	74,076
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	95,759	95,635
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (a)	81,340	80,980
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	51,610	48,755
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	42,722	43,316
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (a)	226,270	209,947
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	46,000	48,852
1.884% 7/15/50 (a)	25,000	25,739
2.328% 7/15/52 (a)	16,000	16,162
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 1.5078% 4/18/33 (a)(b)(c)	250,000	250,068
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	221,450	211,532
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	215,072	204,189
Towd Point Mortgage Trust Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	64,742	68,143
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 2.0027% 7/16/31 (a)(b)(c)	250,000	250,854
TOTAL ASSET-BACKED SECURITIES
(Cost $4,015,861)		3,992,697

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.3%
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (Cost $200,000)(a)(b)	200,000	204,459

Commercial Mortgage Securities - 2.0%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 3% 11/15/30 (a)(b)(c)	100,000	100,002
sequential payer Series 2019-BPR Class AMP, 3.287% 11/5/32 (a)	100,000	100,711
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.2% 11/15/22 (a)(b)(c)	33,000	33,063
BX Commercial Mortgage Trust floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9409% 12/15/36 (a)(b)(c)	99,909	99,789
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 11/15/32 (a)(b)(c)	100,000	100,160
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.7659% 9/15/37 (a)(b)(c)	9,981	7,559
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.9409% 11/15/35 (a)(b)(c)	70,000	69,343
Series 2019-XL Class E, 1 month U.S. LIBOR + 1.800% 1.9409% 10/15/36 (a)(b)(c)	94,930	94,397
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 4/15/34 (a)(b)(c)	100,000	96,873
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 6/15/34 (a)(b)(c)	99,570	95,260
COMM Mortgage Trust Series 2014-CR17 Class XA, 1.13% 5/10/47 (b)(g)	75,747	1,980
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.3709% 5/15/36 (a)(b)(c)	100,000	99,880
Class C, 1 month U.S. LIBOR + 1.430% 1.5709% 5/15/36 (a)(b)(c)	100,000	99,810
Series 2018-SITE Class D, 4.9414% 4/15/36 (a)(b)	100,000	83,891
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 2.3909% 12/15/30 (a)(b)(c)	76,000	66,502
GB Trust floater Series 2020-FLIX Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 8/15/37 (a)(b)(c)	100,000	100,138
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	20,000	21,081
Class DFX, 5.3503% 7/5/33 (a)	10,000	9,983
Class EFX, 5.5422% 7/5/33 (a)	10,000	9,735
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	25,000	24,942
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.3909% 8/15/33 (a)(b)(c)	22,159	21,182
Class C, 1 month U.S. LIBOR + 1.500% 1.6409% 8/15/33 (a)(b)(c)	53,952	50,586
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	65,000	67,155
Series 2018-H4 Class A4, 4.31% 12/15/51	11,000	13,181
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (a)(b)	10,000	9,679
Class C, 3.283% 11/10/36 (a)(b)	10,000	9,050
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.2409% 3/15/36 (a)(b)(c)	50,000	45,190
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	45,000	46,605
Series 2020-LAB Class B, 2.453% 10/10/42 (a)	10,000	10,328
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	10,000	11,869
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XA, 1.1849% 8/15/47 (b)(g)	768,865	22,743
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,684,105)		1,622,667

Municipal Securities - 0.5%
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	149,016
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	125,000	125,405
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	68,000	85,082
TOTAL MUNICIPAL SECURITIES
(Cost $324,159)		359,503

Foreign Government and Government Agency Obligations - 1.3%
Argentine Republic:
0.125% 7/9/30 (h)	$34,250	$13,358
0.125% 7/9/35 (h)	62,749	21,994
1% 7/9/29	3,762	1,604
Dominican Republic 5.95% 1/25/27 (a)	100,000	112,313
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	215,000	242,681
3.875% 4/16/50 (a)	15,000	18,600
Indonesian Republic 3.85% 10/15/30	200,000	233,938
State of Qatar:
3.75% 4/16/30 (a)	250,000	292,813
4.4% 4/16/50 (a)	50,000	66,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $888,931)		1,003,301

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $99,819)	100,000	103,167
	Shares	Value

Fixed-Income Funds - 27.5%
Fidelity Emerging Markets Debt Central Fund (i)	225,286	2,077,134
Fidelity Floating Rate Central Fund (i)	47,717	4,682,918
Fidelity Mortgage Backed Securities Central Fund (i)	80,021	8,923,194
Fidelity Specialized High Income Central Fund (i)	61,158	6,112,777
TOTAL FIXED-INCOME FUNDS
(Cost $21,473,897)		21,796,023

Money Market Funds - 7.2%
Fidelity Cash Central Fund 0.09% (j)
(Cost $5,750,570)	5,749,421	5,750,570

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	300,000	$3,041
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.2% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	300,000	1,569
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	200,000	846

TOTAL PUT OPTIONS			5,456

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	300,000	12,015
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.2% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	300,000	17,756
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	200,000	12,946

TOTAL CALL OPTIONS			42,717

TOTAL PURCHASED SWAPTIONS
(Cost $44,684)			48,173
TOTAL INVESTMENT IN SECURITIES - 110.1%
(Cost $83,919,742)			87,388,643
NET OTHER ASSETS (LIABILITIES) - (10.1)%			(8,018,311)
NET ASSETS - 100%			$79,370,332

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 12/1/50	$(50,000)	$(52,665)
2.5% 12/1/50	(50,000)	(52,665)
2.5% 12/1/50	(50,000)	(52,665)
2.5% 12/1/50	(50,000)	(52,665)
2.5% 12/1/50	(50,000)	(52,665)
3% 12/1/50	(100,000)	(104,367)

TOTAL GINNIE MAE		(367,692)

Uniform Mortgage Backed Securities
2% 12/1/35	(100,000)	(104,103)
2% 12/1/35	(250,000)	(260,257)
2% 12/1/35	(100,000)	(104,103)
2% 12/1/50	(200,000)	(207,755)
2% 12/1/50	(50,000)	(51,939)
2% 12/1/50	(50,000)	(51,939)
2% 12/1/50	(100,000)	(103,877)
2% 12/1/50	(100,000)	(103,877)
2.5% 12/1/50	(200,000)	(209,547)
2.5% 12/1/50	(100,000)	(104,773)
2.5% 12/1/50	(100,000)	(104,773)
3% 12/1/50	(100,000)	(104,469)
3% 12/1/50	(100,000)	(104,469)
3% 12/1/50	(150,000)	(156,703)
3.5% 12/1/50	(1,075,000)	(1,133,873)
4% 12/1/50	(50,000)	(53,350)
4% 12/1/50	(50,000)	(53,350)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(3,013,157)

TOTAL TBA SALE COMMITMENTS
(Proceeds $3,376,912)		$(3,380,849)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.71% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	400,000	$(17,556)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.1675% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	100,000	(518)

TOTAL PUT SWAPTIONS			(18,074)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.71% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	400,000	(5,214)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.1675% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	100,000	(5,823)

TOTAL CALL SWAPTIONS			(11,037)

TOTAL WRITTEN SWAPTIONS			$(29,111)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2	March 2021	$276,344	$511	$511
TOTAL PURCHASED					511
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	5	March 2021	1,104,258	(673)	(673)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	March 2021	126,031	(174)	(174)
TOTAL SOLD					(847)
TOTAL FUTURES CONTRACTS					$(336)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

The notional amount of futures sold as a percentage of Net Assets is 1.6%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$0	$(320)	$(691)	$(1,011)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	0	(1,918)	(4)	(1,922)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	0	(128)	(95)	(223)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	0	(192)	(232)	(424)
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	0	(40)	(64)	(104)

TOTAL CREDIT DEFAULT SWAPS						$(2,598)	$(1,086)	$(3,684)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$608,000	$(325)	$0	$(325)
3-month LIBOR(3)	Quarterly	0.5%	Semi - annual	LCH	Mar. 2026	88,000	337	0	337
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Mar. 2031	426,000	6,204	0	6,204
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2051	11,000	(599)	0	(599)

TOTAL INTEREST RATE SWAPS							$5,617	$0	$5,617

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,344,798 or 13.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,671.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $36,610.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,621
Fidelity Emerging Markets Debt Central Fund	22,972
Fidelity Floating Rate Central Fund	50,525
Fidelity Mortgage Backed Securities Central Fund	151,423
Fidelity Specialized High Income Central Fund	116,693
Total	$343,234

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$2,035,588	$23,231	$--	$--	$18,315	$2,077,134	0.1%
Fidelity Floating Rate Central Fund	4,543,387	51,074	--	--	88,457	4,682,918	0.2%
Fidelity Mortgage Backed Securities Central Fund	8,908,383	151,734	--	--	(136,923)	8,923,194	0.4%
Fidelity Specialized High Income Central Fund	5,997,471	117,491	--	--	(2,185)	6,112,777	1.1%
Total	$21,484,829	$343,530	$--	$--	$(32,336)	$21,796,023

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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